Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
Schedule of Stock Option Activity	A summary of the stock option activity under the Company’s equity plans during the years ended December 31, 2023, 2022 and 2021 is as follows:
	Outstanding share options	Weighted-average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:

Outstanding as of December 31, 2020	3,768,034	0.767	4.626	119,146

Granted	1,966,916	7.250
Forfeited	(117,863)	0.972
Exercised	(155,750)	0.602

Outstanding as of December 31, 2021	5,461,337	3.102	5.363	16,713,971

Granted	1,630,142	6.833
Forfeited	(468,814)	5.557
Exercised	(570,451)	0.482

Outstanding as of December 31, 2022	6,052,214	4.166	5.570	7,761,705

Granted	430,874	2.728
Forfeited	(351,671)	7.767
Exercised	(1,074,162)	0.654
Outstanding as of December 31, 2023	5,057,255	4.543	5.662	2,352,517

Exercisable as of December 31, 2023	3,210,191	3.643	4.403	2,277,303

Options available for future grants	611,246

Schedule of RSUs Activity	A summary of the Company’s RSUs activity during the years ended December 31, 2023, 2022 and 2021 is as follows:
Numbers of RSUs
RSUs:

Outstanding as of January 1, 2021	-

Granted	1,968,794
Forfeited	-
Vested	-
Outstanding as of December 31, 2021	1,968,794

Granted	1,619,898
Forfeited	(417,025)
Vested	(573,583)

Outstanding as of December 31, 2022	2,598,084

Granted	2,908,983
Forfeited	(370,067)
Vested	(895,170)

Outstanding as of December 31, 2023	4,241,830

Schedule of Compensation to Employees	The following table sets forth the parameters used in computation of the options compensation to employees and service providers:
	Year ended December 31
	2023	2022	2021

Expected term, in years	5.82	4.41-6.11	4.61-6.11
Expected volatility	47%-51.75%	47%-48%	42%-46%
Risk-free interest rate	4.15%-4.55%	1.74%-3.96%	0.49%-1.28%
Expected dividend yield	0%	0%	0%

Schedule of Share Based Compensation Expense	The following table presents stock-based compensation expense to employees included in the Company’s consolidated statements of operations:
	Year ended December 31,
	2023	2022	2021

Research and development	$8,721	$5,726	$1,518
Sales and marketing	2,229	1,403	217
General and administrative	1,786	1,537	419
Cost of revenues	276	127	57
Total stock-based compensation expense	$13,012	$8,793	$2,211